K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

Clifford J. Alexander D 202.778.9068 F 202.778.9100 clifford.alexander@klgates.com

May 21, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Clough Global Dividend and Income Fund (the “Fund”)

Registration Statement on Form N-2, File No. 811-21583

Ladies and Gentlemen:

On behalf of the Fund, transmitted herewith is a copy of the Fund’s Registration Statement on Form N-2, including exhibits, for filing under the Securities Act of 1933, as amended (the “1933 Act”), and under the Investment Company Act of 1940, as amended (the “Registration Statement”).

This filing is for the registration and issuance of common shares of beneficial interest, no par value, of the Fund (the “Shares”), pursuant to the exercise of rights to purchase the Shares to be distributed to the shareholders of the Fund in accordance with the Registration Statement (the “Offer”). The approximate date of the proposed public offering will be as soon as practicable after the effective date of the Registration Statement.

We are also filing a Registration Statement today on behalf of the Clough Global Equity Fund. These are substantially the same in respect of the matters relating to the rights offering terms and disclosure. Accordingly, we hope that both can be assigned to the same reviewer.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.778.9068.

Sincerely,

/s/ Clifford J. Alexander
Clifford J. Alexander

Enclosure

cc:	Sareena Khwaja-Dixon

ALPS Fund Services, Inc.